Financial Services Fund | Prospectus Class NAV Shares
FINANCIAL SERVICES FUND
Investment Objective
To seek growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Shareholder fees (%) (fees paid directly from your investment
Shareholder Fees (USD $)	Financial Services Fund Prospectus Class NAV Shares Class NAV
Shareholder fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Management fee	Distribution and service (12b-1) fees	Other Expenses	Total annual fund operating expenses
Financial Services Fund Prospectus Class NAV Shares Class NAV	[1]	0.78%	none	0.07%	0.85%
[1]	Expenses have been estimated for the class's first full year of operations.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
Financial Services Fund Prospectus Class NAV Shares Class NAV	87	271	471	1,049

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services, and the fund invests primarily in common stocks of financial services companies.

A company is “principally engaged” in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The fund may also invest in other equity securities and in foreign and fixed-income securities.

The subadviser uses the Davis Investment Discipline in managing the fund’s portfolio. The subadviser conducts extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.
  Proven track record
  Significant alignment of interest in business
  Strong balance sheet
  Low cost structure
  High returns on capital
  Non-obsolescent products/services
  Dominant or growing market share
  Global presence and brand names
  Intelligent application of capital
The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The fund concentrates (that is, invests at least 25% or more) its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a fund which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Past Performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.